Concentrations (Details) - Schedule of Company's Purchase - Supplier Concentration Risk [Member] - Purchase [Member]	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplier A [Member]
Schedule of Company's Purchase [Line Items]
Concentration Risk, Percentage	20.40%	10.20%	38.00%
Supplier B [Member]
Schedule of Company's Purchase [Line Items]
Concentration Risk, Percentage				32.00%	50.00%
Supplier C [Member]
Schedule of Company's Purchase [Line Items]
Concentration Risk, Percentage					34.00%
Supplier D [Member]
Schedule of Company's Purchase [Line Items]
Concentration Risk, Percentage			14.00%
Supplier E [Member]
Schedule of Company's Purchase [Line Items]
Concentration Risk, Percentage				23.00%	13.00%